Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Measurements
14.	FAIR VALUE MEASUREMENTS

FASB ASC 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-level fair value hierarchy that prioritizes the inputs used to measure fair value. This hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

•	Level 1 – Quoted prices in active markets for identical assets or liabilities;

•

Level 2 – Observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data;

•

Level 3 —   Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.

(a)	Assets and liabilities measured at fair value on a recurring basis

The Group has segregated all financial assets and liabilities that are measures at fair value on a recurring basis as of December 31, 2012 and December 31, 2011 into the most appropriate level within the fair value hierarchy based on the inputs used to determine the fair value at the measurement date in the table below:

December 31, 2012	Level 1	Level 2	Level 3	Fair Value Measurements
Assets:
Available-for-sale securities	2,989	—	—	2,989
Total assets	2,989	—	—	2,989

Liabilities:
Contingent liability	—	—	(25,665)	(25,665)
Swap transaction	—	(14,257)	—	(14,257)
Option	—	(23,623)	—	(23,623)
Total liabilities	—	(37,880)	(25,665)	(63,545)

December 31, 2011	Level 1	Level 2	Level 3	Fair Value Measurements
Assets:
Available-for-sale securities	2,923	—	—	2,923
Total assets	2,923	—	—	2,923

Liabilities:
Contingent liability	—	—	(23,759)	(23,759)
Swap transaction	—	(20,784)	—	(20,784)
Total liabilities	—	(20,784)	(23,759)	(44,543)

To determine the fair value of available-for-sale securities quoted market prices in active markets for identical assets were used by the Group and they were considered as Level 1 inputs.

On July 12, 2011, the Group entered into a non-deliverable cross currency 5 billion Russian rubles swap agreement with VTB Bank (Austria). The termination date of the swap is August 28, 2015. The underlying instrument for the swap transaction is a 5 billion Russian rubles bond bearing interest at 10% and maturing on August 25, 2020 (put option date – September 1, 2015) issued by Mechel OAO on September 7, 2010. Under the terms of the agreement, VTB Bank pays interest of 10% p.a. at 5 billion Russian rubles notional amount, the Group pays interest of 5.69% p.a. on $176,367 notional amount.

Interest is paid on a semi-annual basis with the first payment on March 2, 2012. On the termination date, VTB Bank pays to the Group the notional amount of 5 billion Russian rubles, and the Group pays to VTB Bank the notional amount of $176,367. The business objective of this instrument is to decrease the effective interest rate for a 5 billion Russian rubles bond during the year ending December 31, 2012 via a positive net cash inflow from interest payments under the swap instrument according to the Group’s expectations about U.S. dollar and ruble exchange rate fluctuations.

The Group accounts for the above mentioned swap instrument at fair value as a derivative instrument not designated or qualifying as a hedging instrument under ASC 815. For the year ended December 31, 2012, $6,527 gain related to the change in the fair value of this swap instrument was included in the net foreign exchange gain (loss) in the accompanying consolidated statement of operations and comprehensive income (loss) and consolidated statements of cash flows. As of December 31, 2012, the fair value of this swap instrument was recorded in Other long-term liabilities in the amount of $14,257.

The fair value of the Group’s swap contract is valued based upon quotes obtained from counterparties to the agreements and is designated as Level 2. Such quotes have been derived using discounted cash flows analysis that incorporates observable market parameters for all significant inputs such as interest yield curves and currency rates.

In October 2012, SKCC entered into a cross currency option with Sberbank. The option is contracted in respect of three facilities totaling to 13 billion Russian rubles ($428,016 at the exchange rate as of December 31, 2012) falling due on October 6, 2017. The ruble-denominated facilities bear floating interest rate of 10.5%-11.5% p.a. The option is designed to convert the ruble notional amount into U.S. dollars at a pre-determined strike exchange rate (6.5 billion Russian rubles – at the exchange rate of 31.04 Russian rubles per 1 U.S. dollar, 5.0 billion Russian rubles – at the exchange rate of 30.80 Russian rubles per 1 U.S. dollar, 1.5 billion Russian rubles – at the exchange rate of 31.00 Russian rubles per 1 U.S. dollar) when the barrier exchange rate (indicated at Reuters) achieves 50 Russian rubles per 1 U.S. dollar. Simultaneously, the interest rate is modified into floating 10.0% - 11.0% p.a. After the triggering event, all future payments will be in U.S. dollars. The business objective of this instrument is the decrease in interest rate on the ruble-denominated facilities based on the Group’s expectations about U.S. dollar and ruble exchange rate fluctuations.

The Group accounts for the above mentioned option at fair value as a derivative instrument not designated or qualifying as a hedging instrument under ASC 815. For the year ended December 31, 2012, $20,276 gain related to the change in the fair value of this option was included in the net foreign exchange gain (loss) in the accompanying consolidated statement of operations and comprehensive income (loss) and consolidated statements of cash flows. As of December 31, 2012, the fair value of this option was recorded in Other long-term liabilities in the amount of $23,623.

The fair value of the Group’s option contract is valued based upon quotes obtained from counterparties to the agreements and is designated as Level 2. Such quotes have been derived using discounted cash flows analysis that incorporates observable market parameters for all significant inputs such as interest yield curves and currency rates.

The contingent liability measured at fair value is represented by the Drilling Program contingent liability with the maturity date of May 7, 2014, which was calculated using estimated tonnage of coal in-place determined by the independent appraiser. The present value of this liability was determined using an 8% discount rate, stated in the agreement for actual settlement of contingent obligation, which represents the estimate of the amount that would have been paid if the Group had settled the liability at the balance sheet date (refer to Note 25(f)).

The Group’s model inputs used involve significant management judgment. Such assets and liabilities are typically classified within Level 3 of the fair value hierarchy. The table below sets forth a summary of changes in the fair value of Group’s Level 3 financial liability for the years ended December 31, 2012, 2011 and 2010:

Contingent liability
Balance at beginning of 2010	(20,369)
Gain resulting from remeasurement of contingent liability (Note 25)	(1,630)
Transfers in and out of Level 3	—

Balance at beginning of 2011	(21,999)

Loss resulting from remeasurement of contingent liability (Note 25)	(1,760)
Transfers in and out of Level 3	—

Balance at beginning of 2012	(23,759)
Loss resulting from remeasurement of contingent liability (Note 25)	(1,906)
Transfers in and out of Level 3	—

Balance at end of year	(25,665)

(b)	Fair value of assets and liabilities not measured at fair value

As of December 31, 2012, the fair value of variable and fixed rate long-term loans (based on future cash flows discounted at current long-term market rates available for corporations) was as follows:

As of December 31, 2012	Estimated fair value	Level 1	Level 2	Level 3	Carrying value incl. interest accrued
Russian ruble-denominated debt	4,817,314	2,039,688	1,023,523	1,754,103	5,098,403
U.S. dollar-denominated debt	2,468,734	—	1,759,015	709,719	2,479,536
Euro-denominated debt	430,135	—	374,837	55,298	433,346
Turkish lira-denominated	1,487	—	—	1,487	1,487

Total long-term debt	7,717,670	2,039,688	3,157,375	2,520,607	8,012,772

The fair value of cash and cash equivalents, short-term investments, accounts receivable and accounts payable, short-term borrowings, bank financing, equipment financing contracts and other financial instruments not included in the tables above approximates carrying value.

The Group assessed the maximum amount of loss due to credit risk that would be incurred if the parties that make up a concentration of credit risk failed to perform according to the terms of contracts and consider the probable amount of such loss immaterial for the periods presented in these financial statements.